Gains or losses on financial assets and liabilities	12 Months Ended
Dec. 31, 2022
Gains (losses) on financial instruments [abstract]
Gains or losses on financial assets and liabilities	Gains or losses on financial assets and liabilities
The following information is presented below regarding the gains or losses recorded for financial assets or liabilities:
a) Breakdown
The detail, by origin, of Gains/losses on financial assets and liabilities:

EUR million
	2022	2021	2020
Gains or losses on financial assets and liabilities not measured at fair value through profit or loss, net	149	628	1,107
Financial assets at amortized cost	34	89	(31)
Other financial assets and liabilities	115	539	1,138
Of which debt instruments	122	567	1,179
Gains or losses on financial assets and liabilities held for trading, netA	842	1,141	3,211
Gains or losses on non-trading financial assets and liabilities mandatory at fair value through profit or loss	162	132	82
Gains or losses on financial assets and liabilities measured at fair value through profit or loss, netA	968	270	(171)
Gains or losses from hedge accounting, net	74	(46)	51
	2,195	2,125	4,280
A.Includes the net result obtained by transactions with debt securities, equity instruments, derivatives and short positions included in this portfolio when the Group jointly manages its risk in these instruments.
As explained in note 44, the above breakdown should be analysed in conjunction with the 'Exchange differences, net':

EUR million
	2022	2021	2020
Exchange differences, net	(542)	(562)	(2,093)
b) Financial assets and liabilities at fair value through profit or loss
The detail of the amount of the asset balances is as follows:

EUR million
	2022	2021	2020
Loans and receivables:	44,962	34,812	46,589
Central banks	11,595	3,608	9,481
Credit institutions	17,175	13,549	12,139
Customers	16,192	17,655	24,969
Debt instruments	45,079	30,223	41,573
Equity instruments	13,777	19,119	12,849
Derivatives	67,002	54,292	67,137
	170,820	138,446	168,148
Grupo Santander mitigates and reduces this exposure as follows:
•With respect to derivatives, the Group has entered into framework agreements with a large number of credit institutions and customers for the netting-off of asset positions and the provision of collateral for non-payment.
At 31 December 2022 the exposure to credit risk of the derivatives presented in the balance sheet is not significant because they are subject to netting and collateral agreements (see note 2.f).
•Loans and advances to credit institutions and Loans and advances includes reverse repos amounting to EUR 38,236 million at 31 December 2022.
Also, mortgage-backed assets totalled EUR 920 million.
•Debt instruments include EUR 35,118 million of Spanish and foreign government securities.
At 31 December 2022 the amount of the change in the year in the fair value of financial assets at fair value through profit or loss attributable to variations in their credit risk (spread) was not material.
The detail of the amount of the liability balances is as follows:

EUR million
	2022	2021	2020
Deposits	78,299	40,946	43,598
Central banks	7,497	1,645	2,490
Credit institutions	11,754	7,552	6,765
Customer	59,048	31,749	34,343
Marketable debt securities	5,427	5,454	4,440
Short positions	22,515	12,236	16,698
Derivatives	64,891	53,566	64,469
Other financial liabilities	—	—	—
	171,132	112,202	129,205
At 31 December 2022, the amount of the change in the fair value of financial liabilities at fair value through profit or loss attributable to changes in their credit risk during the year is not material.
In relation to liabilities designated at fair value through profit or loss where it has been determined at initial recognition that the credit risk is recorded in accumulated 'Other comprehensive income' (see 'Statement of recognised income and expense') the amount that the Group would be contractually obliged to pay on maturity of these liabilities at 31 December 2022 is EUR 1,044 million higher than their carrying amount (EUR 81 million lower at 31 December 2021 and EUR 119 million lower at 31 December 2020).
Within Deposits, there are repurchase agreements amounting to EUR 27,780 million at 31 December 2022.